Document and Entity Information	Jun. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jun. 30, 2015
Prospectus Date	Oct. 28, 2014